Label	Element	Value
Teucrium Agricultural Strategy No K-1 ETF | Soybean Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.20%)
Teucrium Agricultural Strategy No K-1 ETF | Sugar No. 11 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.60%)
Teucrium Agricultural Strategy No K-1 ETF | Wheat Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.80%)
Teucrium Agricultural Strategy No K-1 ETF | Corn No. 2 Yellow Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.30%)